Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2014
Goodwill and other intangible assets

7. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥151,866	¥59,334	¥211,200
Accumulated impairment losses	(6,310)	—	(6,310)

	145,556	59,334	204,890

Goodwill acquired during the year	19,278	985	20,263
Impairment losses	—	(7,281)	(7,281)
Foreign currency translation adjustment	1,465	1,586	3,051
Other	(16)	(3,267)	(3,283)

Balance at end of year
Gross goodwill	172,593	58,638	231,231
Accumulated impairment losses	(6,310)	(7,281)	(13,591)

	¥166,283	¥51,357	¥217,640

	Millions of yen
	2014
	Mobile phone business	All other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥172,593	¥58,638	¥231,231
Accumulated impairment losses	(6,310)	(7,281)	(13,591)

	166,283	51,357	217,640

Goodwill acquired during the year	2,060	32,752	34,812
Foreign currency translation adjustment	8,233	1,777	10,010

Balance at end of year
Gross goodwill	182,886	93,167	276,053
Accumulated impairment losses	(6,310)	(7,281)	(13,591)

	¥176,576	¥85,886	¥262,462

Segment information is disclosed in Note 14 “Segment reporting.”

The main components of goodwill acquired for the fiscal year ended March 31, 2013 was associated with the acquisition of all of the shares of Buongiorno S.p.A. The main components of goodwill acquired for the fiscal year ended March 31, 2014 was associated with the acquisition of 51% shares of ABC HOLDINGS Co., Ltd.

In the fiscal year ended March 31, 2013, DOCOMO recognized a ¥7,281 million impairment charge. The amount of this impairment loss was included in “Selling, general and administrative” expenses in the consolidated statement of income.

Other intangible assets—

Other intangible assets, as of March 31, 2013 and 2014 comprised the following:

	Millions of yen
	2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥967,249	¥682,388	¥284,861
Internal-use software	1,269,794	983,028	286,766
Software acquired to be used in manufacture of handsets	227,990	151,880	76,110
Rights to use telecommunications facilities of wireline operators	16,986	5,895	11,091
Other	54,216	26,551	27,665

Total amortizable intangible assets	¥2,536,235	¥1,849,742	¥686,493

Unamortizable intangible assets:
Trademarks and trade names			¥5,158

Total unamortizable intangible assets			¥5,158

Total			¥691,651

	Millions of yen
	2014
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,042,875	¥758,399	¥284,476
Internal-use software	1,340,963	1,073,233	267,730
Software acquired to be used in manufacture of handsets	240,366	175,441	64,925
Rights to use telecommunications facilities of wireline operators	17,259	6,545	10,714
Other	56,774	32,173	24,601

Total amortizable intangible assets	¥2,698,237	¥2,045,791	¥652,446

Unamortizable intangible assets:
Trademarks and trade names			¥13,514

Total unamortizable intangible assets			¥13,514

Total			¥665,960

The amount of amortizable intangible assets acquired during the fiscal year ended March 31, 2014 was ¥206,317 million, the main components of which were software for telecommunications network in the amount of ¥99,882 million and internal-use software in the amount of ¥82,890 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 5.0 years and 4.8 years, respectively.

Amortization of intangible assets for the fiscal years ended March 31, 2012, 2013 and 2014 was ¥224,488 million, ¥222,895 million and ¥237,858 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2015, 2016, 2017, 2018 and 2019 is ¥220,564 million, ¥167,391 million, ¥110,465 million, ¥62,075 million and ¥21,356 million, respectively. The weighted-average amortization period of the intangible assets acquired during the fiscal year ended March 31, 2014 is 4.9 years.

The amount of unamortizable intangible assets acquired during the fiscal year ended March 31, 2014 was ¥8,363 million, the component of which was trade names.